PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Jan. 31, 2023
Property Plant And Equipment Abstract
Schdule of Property and equipment
	Estimated Life	January 31, 2023	April 30, 2022
Football Equipment	1-5 years	$583,401	$507,133
Office Equipment	1 year	11,000	11,000
Less: Accumulated Depreciation		(114,161)	-
		$480,240	$518,133